Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Feb. 18, 2015	Jun. 30, 2014
Document Information [Line Items]
Entity Current Reporting Status	Yes
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	Energy Transfer Partners, L.P.
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Central Index Key	0001012569
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		357,487,778
Entity Public Float			$ 16,930
Entity Common Stock, Shares Outstanding	2014
Document Fiscal Period Focus	FY